Earnings Per Share (Tables)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 28, 2025	Dec. 31, 2024	Dec. 28, 2024
Earnings Per Share (Tables) [Line Items]
Schedule of Earnings Per Share

The following table sets forth the computations of basic and diluted loss per share of common stock and Series A Preferred Stock using the two-class method and the if-converted method, respectively, for the three and six months ended June 30, 2025.

	Successor
	Three Months Ended June 30, 2025	Six Months Ended June 30, 2025
Basic shares:
Numerator:
Net loss	$(233)	$(26,026)
Undistributed loss allocated to Series A Preferred Stock	2	212
Net loss available to holders of common stock	$(231)	$(25,814)
Denominator:
Weighted average common stock outstanding – basic	121,476,215	121,476,215
Weighted average Series A Preferred Stock outstanding – basic	1,000,000	1,000,000
Basic loss per common stock	$(0.00)	$(0.21)
Basic loss per Series A Preferred Stock	$(0.00)	$(0.21)

Dilutive shares:
Numerator:
Undistributed loss allocated to common stock	$(231)	$(25,814)
Undistributed loss allocated to Series A Preferred Stock	(2)	(212)
Total undistributed loss	$(233)	$(26,026)
Denominator:
Weighted average common stock outstanding – basic	121,476,215	121,476,215
Add: dilutive securities
Series A Preferred Stock	1,000,000	1,000,000
Weighted average common stock outstanding – diluted	122,476,215	122,476,215
Weighted average Series A Preferred Stock outstanding – diluted	1,000,000	1,000,000
Diluted loss per common stock	$(0.00)	$(0.21)
Diluted loss per Series A Preferred Stock	$(0.00)	$(0.21)
	Predecessor
	Three Months Ended June 30, 2024	Six Months Ended June 30, 2024
Basic shares:
Numerator:
Net loss available to common shares	$(5,450)	$(6,721)
Denominator:
Weighted average common shares outstanding – basic	5,024,802	5,024,802
Basic loss per common share	$(1.08)	$(1.34)

Dilutive shares from stock options	—	—
Weighted average common shares outstanding – diluted	5,024,802	5,024,802
Diluted loss per common share	$(1.08)	$(1.34)
The following table sets forth the computation of basic and diluted earnings per share of Common Stock and Series A Preferred Stock using the two-class method.
2024
Successor July 30 to December 31
Basic Shares:
Numerator:
Net loss	$(105,452)
Loss allocated to Series A Preferred Stock	861
Net loss allocated to holders of Common Stock	$(104,591)

Denominator:
Weighted average Common Stock outstanding – basic	121,454,845
Weighted average Series A Preferred Stock outstanding – basic	1,000,000
Basic loss per Common Stock	$(0.86)
Basic loss per Series A Preferred Stock	$(0.86)

Dilutive Shares:
Numerator:
Net loss allocated to holders of Common Stock	$(104,591)
Add back: Loss allocated to holders of Series A Preferred Stock	(861)
Net loss available to Common Stock	$(105,452)
Denominator:
Weighted average Common Stock outstanding – basic	121,454,845
Add: dilutive securities
Share Options	—
Warrants	—
Restricted Stock Units	—
Series A Preferred Stock	1,000,000
Weighted average Common Stock outstanding – diluted	122,454,845
Weighted average Series A Preferred Stock outstanding – diluted	1,000,000
Diluted loss per Common Stock	$(0.86)
Diluted loss per Series A Preferred Stock	$(0.86)

Basic and diluted earnings per share for the period from January 1 to July 29, 2024 (Predecessor), and years ended December 31, 2023 and 2022 (Predecessor) were calculated as follows:

	2024	2023	2022
	Predecessor January 1 to July 29 (As Restated)	Predecessor January 1 to December 31	Predecessor January 1 to December 31
Basic Shares:
Numerator:
Net income (loss)	$(15,703)	$(6,289)	$20,043
Net income (loss) available to Common Shares	$(15,703)	$(6,289)	$20,043

Denominator:
Weighted average Common Shares Outstanding – basic	5,024,802	5,024,802	5,026,061
Dilutive shares from stock options	—	—	67,663
Weighted average Common Shares outstanding – diluted	5,024,802	5,024,802	5,093,724
Basic income (loss) earnings per Common Share	$(3.13)	$(1.25)	$3.99
Diluted income (loss) earnings per Common Share	$(3.13)	$(1.25)	$3.93

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

For the three and six months ended June 30, 2025, the Company excluded the following potentially dilutive shares from the computation of diluted loss per common stock as the impact would have been anti-dilutive:

	Successor
	Three Months Ended June 30, 2025	Six Months Ended June 30, 2025
Stock options(1)	—	2,914
Warrants(1)	—	106,451
Time-based RSUs	485,809	367,697
Contingently issuable RSUs	1,703,834	1,703,834
Contingently issuable Series A Preferred Stock dividend(2)	1,577,944	788,972

(1)	For the three months ended June 30, 2025, the stock options and warrants were out of the money.

(2)	See discussion of the Annual Dividend Amount in “Note 3. Stockholders’ Equity.”
Outstanding as of June 30, 2024 (Predecessor)
Tranche B Options	180,828
Tranche C Options	55,872
These excluded shares are as follows:
	Outstanding as of
	July 29, 2024	December 31, 2023	December 31, 2022
Tranche B Options	180,828	186,933	169,843
Tranche C Options	55,872	55,872	55,872

NV5 Global, Inc. [Member]
Earnings Per Share (Tables) [Line Items]
Schedule of Earnings Per Share

The following table represents a reconciliation of the net income and weighted average shares outstanding for the calculation of basic and diluted earnings per share:

	Three Months Ended		Six Months Ended
	June 28, 2025	June 29, 2024	June 28, 2025	June 29, 2024
Numerator:
Net income – basic and diluted	$11,688	$5,394	$12,116	$5,471

Denominator:
Basic weighted average shares outstanding	62,646,073	61,451,298	62,449,380	61,259,951
Effect of dilutive non-vested restricted shares and units	1,107,115	1,136,662	1,021,517	1,268,103
Effect of issuable shares related to acquisitions	33,255	96,741	51,069	102,471
Diluted weighted average shares outstanding	63,786,443	62,684,701	63,521,966	62,630,525

The following table represents a reconciliation of the net income and weighted average shares outstanding for the calculation of basic and diluted earnings per share during fiscal years 2024, 2023 and 2022:

	Fiscal Years Ended
	December 28, 2024	December 30, 2023	December 31, 2022
Numerator:
Net income – basic and diluted	$27,979	$43,724	$49,973

Denominator:
Basic weighted average shares outstanding	61,636,636	60,344,158	59,014,952
Effect of dilutive non-vested restricted shares and units	1,161,807	1,455,034	1,963,922
Effect of issuable shares related to acquisitions	80,630	98,109	61,867
Diluted weighted average shares outstanding	62,879,073	61,897,301	61,040,741